EQUITY (Details Narrative) - USD ($)					1 Months Ended									3 Months Ended	6 Months Ended		12 Months Ended
		Dec. 30, 2020	Jul. 31, 2020	Jul. 24, 2020	Jun. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Sep. 30, 2020	Jul. 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Jan. 31, 2020	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Ordinary shares, authorized					100,000,000										100,000,000		100,000,000
Number of shares issued						500,000
Shares issued price per share						$ 6.70
Proceeds from issuance of common stock															$ 13,071,998	$ 576,000
Shares issued for services, value															$ 11,340,481	202,185
Number of shares issued, value						$ 3,340,000										576,000
Equity Method Investment, Ownership Percentage					100.00%										100.00%
Share based compensation															$ 5,092,000	297,000
Unrecognized compensation expense related to non-vested share options					$ 22,000										$ 22,000
Weighted average remaining vesting period															14 days
Fair value of stock option vested															$ 200,000	100,000
General and Administrative Expense															$ 13,606,688	$ 7,064,286
Taoping New Media Co Ltd [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Shares issued price per share					$ 5.27										$ 5.27
Number of restricted shares issued					1,213,630
Consideration					$ 5,400,000
Equity Method Investment, Ownership Percentage					100.00%										100.00%
Individual Investor [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of shares issued												285,714
Shares issued price per share												$ 2.1
Proceeds from issuance of common stock												$ 576,000
Investors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of shares issued							1,900,000	740,740								30,000
Shares issued price per share							$ 4.08	$ 2.7
Proceeds from issuance of common stock																$ 144,000
Number of shares issued, value							$ 7,740,000	$ 1,990,000
Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of restricted shares issued									16,220		16,667
Number of restricted shares issued, value									$ 41,000		$ 16,185
Shares issued for services								7,000		42,000
Shares issued for services, value								$ 21,840		$ 101,000
Employee [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Shares issued for services														13,110
Shares issued for services, value														$ 65,000
Stock option granted															0	0
Stock options exercised															0	0
Promissory Note Holder [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of shares issued		1,066,845
Debt Conversion, Converted Instrument, Shares Issued		299,318
Principal and accured interest																	$ 2,600,000
Debt conversion converted into ordinary shares															$ 800,000		$ 1,800,000
Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Shares issued for services	[1]					200,000
Shares issued for services, value	[1]					$ 2,792,000
Holder [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Debt Conversion, Converted Instrument, Shares Issued					298,716
Debt Conversion, Converted Instrument, Rate					50.00%
Debt Conversion, Converted Instrument, Amount					$ 766,000
Employees and Directors [Member] | 2016 Equity Incentive Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of shares issued			72,414
Stock option granted				333,348												160,000
Fair value of stock option grant date				$ 300,000
Employees and Directors [Member] | 2016 Equity Incentive Plan [Member] | Selling, General and Administrative Expenses [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share based compensation				$ 158,070												$ 92,000
Consultants [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of restricted shares issued	[1]										16,667		30,000
Number of restricted shares issued, value	[1]										$ 42,000		$ 144,000
Shares issued for services	[1]							7,000
Shares issued for services, value	[1]							$ 21,840
Consultants [Member] | 2016 Equity Incentive Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock options exercised															0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,915,000										1,915,000	16,667
General and Administrative Expense															$ 2,100,000	$ 12,000
Non-employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price					$ 4.77										$ 4.77
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term															6 months

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references above in this section to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted